Condensed Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock Series A-2 Restated Previously Reported	Preferred Stock Series A-2 Previously Reported	Preferred Stock Series A-2	Preferred Stock Series A-1 Restated Previously Reported	Preferred Stock Series A-1 Previously Reported	Preferred Stock Series A-1	Preferred Stock Series A Restated Previously Reported	Preferred Stock Series A Previously Reported	Preferred Stock Series A	Common Stock Class A Plum Acquisition Corp. I	Common Stock Class B Plum Acquisition Corp. I	Common Stock Restated Previously Reported	Common Stock Previously Reported	Common Stock	Additional Paid-in Capital Restated Previously Reported	Additional Paid-in Capital Plum Acquisition Corp. I	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Deficit Restated Previously Reported	Accumulated Deficit Plum Acquisition Corp. I	Accumulated Deficit Previously Reported	Accumulated Deficit	Comprehensive Gain (Loss)	Non- Controlling Interest	Legacy Veea Common Stock Restated Previously Reported	Legacy Veea Common Stock Previously Reported	Legacy Veea Common Stock	Accumulated Other Comprehensive Income (Loss) Restated Previously Reported	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss)	Restated Previously Reported	Plum Acquisition Corp. I	Previously Reported	Total
Balance at Dec. 31, 2021									$ 359		$ 799			$ 72				$ 52,572,201		$ (21,181,135)		$ (119,477,072)	$ (559,779)	$ (183,975)								$ (21,180,336)		$ (67,648,194)
Balance (in Shares) at Dec. 31, 2021									35,920,813		7,980,409			7,203,514
Series A-1 Preferred Stock Issuances						$ 351												70,107,721																70,108,072
Series A-1 Preferred Stock Issuances (in Shares)						35,094,893
Stock based compensation for stock options																		845,448																845,448
Issuance of Legacy Veea warrants																		253,816																253,816
Foreign currency translation gain (loss)																							1,331,813	11,361										1,343,174
Remeasurement adjustment of Class A ordinary shares to redemption value																				(4,695,302)												(4,695,302)
Net income (loss)																				10,578,125		(35,167,089)		(32,950)								10,578,125		(35,200,039)
Balance at Dec. 31, 2022					$ 351	$ 351		$ 359	$ 359		$ 799	$ 1,535		$ 72	$ 123,778,433		$ 123,779,186	123,779,186	$ (154,849,725)	(15,298,312)	$ (154,849,725)	(154,644,161)	772,034	(205,564)		$ 72		$ 772,034	$ 772,034		$ (30,297,723)	(15,297,513)	$ (30,297,723)	(30,297,723)
Balance (in Shares) at Dec. 31, 2022					35,094,893	35,094,893		35,920,813	35,920,813		7,980,409	15,345,255		7,203,514												7,203,514
Balance at Dec. 31, 2021									$ 359		$ 799			$ 72				52,572,201		(21,181,135)		(119,477,072)	(559,779)	(183,975)								(21,180,336)		(67,648,194)
Balance (in Shares) at Dec. 31, 2021									35,920,813		7,980,409			7,203,514
Balance at Mar. 31, 2023												$ 1,643			136,604,965				(159,149,958)									1,023,490			(21,519,860)
Balance (in Shares) at Mar. 31, 2023												16,427,124
Retroactive application of Business Combination (Note 1)					$ (351)			$ (359)					$ 1,535				(753)									$ (72)							0
Retroactive application of Business Combination (Note 1) (in Shares)					(35,094,893)			(35,920,813)					15,345,255													(7,203,514)
Balance at Dec. 31, 2022					$ 351	$ 351		$ 359	$ 359		$ 799	$ 1,535		$ 72	123,778,433		123,779,186	123,779,186	(154,849,725)	(15,298,312)	(154,849,725)	(154,644,161)	772,034	(205,564)		$ 72		772,034	772,034		(30,297,723)	(15,297,513)	(30,297,723)	(30,297,723)
Balance (in Shares) at Dec. 31, 2022					35,094,893	35,094,893		35,920,813	35,920,813		7,980,409	15,345,255		7,203,514												7,203,514
Conversion of covertbible notes and accrued interest												$ 107			10,949,090																10,949,197
Conversion of covertbible notes and accrued interest (in Shares)												1,074,022
Common stock issued upon exercise of stock options												$ 1			3																4
Common stock issued upon exercise of stock options (in Shares)												7,847
Stock based compensation for stock options															194,689																194,689
Stock based compensation for stock options (in Shares)
Issuance of Legacy Veea warrants															1,682,750																1,682,750
Foreign currency translation gain (loss)																												251,456			251,456
Net income (loss)																			(4,300,233)												(4,300,233)
Balance at Mar. 31, 2023												$ 1,643			136,604,965				(159,149,958)									1,023,490			(21,519,860)
Balance (in Shares) at Mar. 31, 2023												16,427,124
Balance at Dec. 31, 2022					$ 351	$ 351		$ 359	$ 359		$ 799	$ 1,535		$ 72	123,778,433		123,779,186	123,779,186	(154,849,725)	(15,298,312)	(154,849,725)	(154,644,161)	772,034	(205,564)		$ 72		772,034	772,034		(30,297,723)	(15,297,513)	(30,297,723)	(30,297,723)
Balance (in Shares) at Dec. 31, 2022					35,094,893	35,094,893		35,920,813	35,920,813		7,980,409	15,345,255		7,203,514												7,203,514
Net income (loss)																																		(9,409,208)
Balance at Sep. 30, 2023												$ 1,643			137,142,584				(164,258,933)									653,284			(26,461,423)
Balance (in Shares) at Sep. 30, 2023												16,427,124
Balance at Dec. 31, 2022					$ 351	$ 351		$ 359	$ 359		$ 799	$ 1,535		$ 72	123,778,433		123,779,186	123,779,186	(154,849,725)	(15,298,312)	(154,849,725)	(154,644,161)	772,034	(205,564)		$ 72		772,034	772,034		(30,297,723)	(15,297,513)	(30,297,723)	(30,297,723)
Balance (in Shares) at Dec. 31, 2022					35,094,893	35,094,893		35,920,813	35,920,813		7,980,409	15,345,255		7,203,514												7,203,514
Conversion of covertbible notes and accrued interest						$ 54												10,949,143																10,949,197
Conversion of covertbible notes and accrued interest (in Shares)						5,474,600
Issuance of warrants in connection with term note																		2,010,298																2,010,298
Conversion of promissory notes to Series A-2 Preferred Stock			$ 17															3,076,257																3,076,274
Conversion of promissory notes to Series A-2 Preferred Stock (in Shares)			1,681,024
Conversion of vendor payable to Series A-2 Preferred Stock			$ 10															1,920,114																1,920,124
Conversion of vendor payable to Series A-2 Preferred Stock (in Shares)			1,049,248
Series A-2 Preferred Stock Issuances, net of transaction costs			$ 99															17,256,426																17,256,525
Series A-2 Preferred Stock Issuances, net of transaction costs (in Shares)			9,929,795
Common stock issued upon exercise of stock options																		4																4
Common stock issued upon exercise of stock options (in Shares)														40,000
Stock based compensation for stock options																		484,584																484,584
Foreign currency translation gain (loss)																							(1,433,388)											(1,433,388)
Change in ownership percentage of non-controlling interest																								205,564										205,564
Reduction of deferred underwriter fees																10,844,098																10,844,098
Conversion of Class B shares to Class A shares										$ 799	$ (799)
Conversion of Class B shares to Class A shares (in Shares)										7,980,409	(7,980,409)
Issuance of Subscription Shares																1,153,305																1,153,305
Remeasurement adjustment of Class A ordinary shares to redemption value																(5,898,905)																(5,898,905)
Net income (loss)																				(34,727)		(15,638,589)										(34,727)		(15,638,589)
Balance at Dec. 31, 2023			$ 126			$ 405			$ 359	$ 799			$ 1,964	$ 72		6,098,498	159,475,010	159,476,012		(15,333,039)	(170,282,750)	(170,282,750)	(661,354)				$ 72		(661,354)	$ (661,354)		(9,233,742)	(11,467,130)	(11,467,130)
Balance (in Shares) at Dec. 31, 2023			12,660,067			40,569,493			35,920,813	7,980,409			19,635,912	7,243,514													7,243,514
Balance at Mar. 31, 2023												$ 1,643			136,604,965				(159,149,958)									1,023,490			(21,519,860)
Balance (in Shares) at Mar. 31, 2023												16,427,124
Stock based compensation for stock options															133,640																133,640
Stock based compensation for stock options (in Shares)
Foreign currency translation gain (loss)																												(1,264,440)			(1,264,440)
Net income (loss)																			(7,070,774)												(7,070,774)
Balance at Jun. 30, 2023												$ 1,643			136,738,605				(166,220,732)									(240,950)			(29,721,434)
Balance (in Shares) at Jun. 30, 2023												16,427,124
Stock based compensation for stock options															76,431																76,431
Stock based compensation for stock options (in Shares)
Issuance of Legacy Veea warrants															327,548																327,548
Foreign currency translation gain (loss)																												894,234			894,234
Net income (loss)																			1,961,799												1,961,799			1,961,799
Balance at Sep. 30, 2023												$ 1,643			$ 137,142,584				$ (164,258,933)									$ 653,284			$ (26,461,423)
Balance (in Shares) at Sep. 30, 2023												16,427,124
Retroactive application of Business Combination (Note 1)		$ (126)			$ (405)			$ (359)					$ 1,964				(1,002)									$ (72)
Retroactive application of Business Combination (Note 1) (in Shares)		(12,660,067)			(40,569,493)			(35,920,813)					19,635,912													(7,243,514)
Balance at Dec. 31, 2023			$ 126			$ 405			$ 359	$ 799			$ 1,964	$ 72		6,098,498	159,475,010	159,476,012		(15,333,039)	(170,282,750)	(170,282,750)	(661,354)				$ 72		(661,354)	(661,354)		(9,233,742)	(11,467,130)	(11,467,130)
Balance (in Shares) at Dec. 31, 2023			12,660,067			40,569,493			35,920,813	7,980,409			19,635,912	7,243,514													7,243,514
Common stock issuances, net of transaction costs													$ 168				11,955,239																11,955,407
Common stock issuances, net of transaction costs (in Shares)													1,675,502
Conversion of vendor payable to Common Stock													$ 1				78,422																78,423
Conversion of vendor payable to Common Stock (in Shares)													10,456
Stock based compensation for stock options																	62,670																62,670
Stock based compensation for stock options (in Shares)
Foreign currency translation gain (loss)																													365,381				365,381
Net income (loss)																					(6,018,994)												(6,018,994)
Balance at Mar. 31, 2024													$ 2,133				171,571,341				(176,301,744)								(295,973)				(5,024,243)
Balance (in Shares) at Mar. 31, 2024													21,321,870
Balance at Dec. 31, 2023			$ 126			$ 405			$ 359	$ 799			$ 1,964	$ 72		$ 6,098,498	159,475,010	$ 159,476,012		$ (15,333,039)	(170,282,750)	$ (170,282,750)	$ (661,354)				$ 72		(661,354)	$ (661,354)		$ (9,233,742)	(11,467,130)	(11,467,130)
Balance (in Shares) at Dec. 31, 2023			12,660,067			40,569,493			35,920,813	7,980,409			19,635,912	7,243,514													7,243,514
Net income (loss)																																		(46,620,619)
Balance at Sep. 30, 2024													$ 3,568				210,665,277				(216,903,369)								(1,770,586)				(8,005,110)	(8,005,110)
Balance (in Shares) at Sep. 30, 2024													35,686,757
Balance at Mar. 31, 2024													$ 2,133				171,571,341				(176,301,744)								(295,973)				(5,024,243)
Balance (in Shares) at Mar. 31, 2024													21,321,870
Common stock issuances, net of transaction costs																	54,725																54,725
Common stock issuances, net of transaction costs (in Shares)													7,297
Conversion of vendor payable to Common Stock													$ 2				128,983																128,985
Conversion of vendor payable to Common Stock (in Shares)													17,198
Common stock issued upon exercise of stock options													$ 1				25,483																25,484
Common stock issued upon exercise of stock options (in Shares)													10,748
Stock based compensation for stock options																	272,179																272,179
Stock based compensation for stock options (in Shares)
Foreign currency translation gain (loss)																													122,722				122,722
Net income (loss)																					(7,278,070)												(7,278,070)
Balance at Jun. 30, 2024													$ 2,136				172,052,711				(183,579,814)								(173,251)				(11,698,218)
Balance (in Shares) at Jun. 30, 2024													21,357,113
Common stock issued upon exercise of stock options													$ 2				53,998																54,000
Common stock issued upon exercise of stock options (in Shares)													19,618
Exercise of Common Stock Warrants - related party													$ 76				(76)
Exercise of Common Stock Warrants - related party (in Shares)													756,912
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted													$ 61				(61)
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted (in Shares)													615,385
Issuance of Common Stock upon conversion of debt at Business Combination (Note 1)													$ 315				15,739,531																15,739,846
Issuance of Common Stock upon conversion of debt at Business Combination (Note 1) (in Shares)													3,147,970
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination (Note 1)													$ 82				2,205,415																2,205,497
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination (Note 1) (in Shares)													817,453
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination (Note 1)													$ 610				241,638																242,248
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination (Note 1) (in Shares)													6,102,562
Issuance of Common Stock to Plum Shareholders at Business Combination (Note 1)													$ 60				(6,901,658)																(6,926,598)
Issuance of Common Stock to Plum Shareholders at Business Combination (Note 1) (in Shares)													603,077
Issuance of Common Stock related to new financing (Note 1)													$ 200				23,999,800																24,000,000
Issuance of Common Stock related to new financing (Note 1) (in Shares)													2,000,000
Common Stock issued for services													$ 24				3,214,596																3,214,620
Common Stock issued for services (in Shares)													241,667
Common stock issued upon exercise of stock options, post Business Combination													$ 2				(2)
Common stock issued upon exercise of stock options, post Business Combination (in Shares)													25,000
Stock based compensation for stock options																	59,385																59,385
Stock based compensation for stock options (in Shares)
Foreign currency translation gain (loss)																													(1,597,335)				(1,597,335)
Net income (loss)																					(33,323,555)												(33,323,555)	(33,323,555)
Balance at Sep. 30, 2024													$ 3,568				$ 210,665,277				$ (216,903,369)								$ (1,770,586)				$ (8,005,110)	$ (8,005,110)
Balance (in Shares) at Sep. 30, 2024													35,686,757